SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2021
License
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Brand name
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Minimum | User base
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum | User base
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years